Portfolio of Investments April 30, 2025
JFR
(Unaudited)
SHARES DESCRIPTION RATE VALUE
LONG-TERM INVESTMENTS - 153.9% (95.8% of Total Investments)
592,432 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .1% ( 0 .0 % of Total Investments) 592,432
TRANSPORTATION - 0.1% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0 .000% $ 592,432
TOTAL TRANSPORTATION 592,432
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $296,216) 592,432
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 0.6% (0.4% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8 .034 04/24/34 665,259
2,000,000 (a),(b) Dryden 50 Senior Loan Fund, Series 2017 50A, (LIBOR 3 M +
6.522%)
10 .778 07/15/30 1,931,322
750,000 (a),(b) Magnetite XXVII Ltd, Series 2020 27A, (TSFR3M + 6.262%) 10 .531 10/20/34 744,475
2,875,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022 48A,
(TSFR3M + 3.200%)
7 .482 04/25/36 2,877,556
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6 .813 10/20/30 2,430,625
TOTAL ASSET-BACKED SECURITIES
(Cost $8,746,923) 8,649,237
SHARES DESCRIPTION VALUE
19299503 COMMON STOCKS - 1 .4% ( 0 .9 % of Total Investments) 19299503
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (c) TNT Crane & Rigging Inc 2,433
8,626 (c) TNT Crane & Rigging Inc 86
TOTAL CAPITAL GOODS 2,519
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk Inc 5,992
20,857 (c) JOANN Inc 209
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,201
CONSUMER SERVICES - 0.7% (0.4% of Total Investments)
332,537 (c) 24 Hour Fitness Worldwide Inc 3,325
699,154 (c) 24 Hour Fitness Worldwide Inc 6,991
57,279 (c) Cengage Learning Holdings II Inc 1,195,699
2,513 (c) Crown Finance US Inc 51,248
410,147 (c) Crown Finance US Inc 8,364,128
TOTAL CONSUMER SERVICES 9,621,391
ENERGY - 0.3% (0.2% of Total Investments)
42,689 Chord Energy Corp 3,851,828
215,829 (c) Transocean Ltd 459,716
TOTAL ENERGY 4,311,544
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
167,590 (c),(d) Millennium Health LLC 15,418
157,320 (c),(d) Millennium Health LLC 1,573
195,344 (c) Onex Carestream Finance LP 439,524
TOTAL HEALTH CARE EQUIPMENT & SERVICES 456,515
MATERIALS - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 4,657
TOTAL MATERIALS 4,657
MEDIA & ENTERTAINMENT - 0.1% (0.1% of Total Investments)
34,846 (c) Catalina Marketing Corp 1,045,380
TOTAL MEDIA & ENTERTAINMENT 1,045,380
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (c) Bright Bidco BV 18,373
44,390 (c) Bright Bidco BV 13,450
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,823

Portfolio of Investments April 30, 2025
(continued)
JFR

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 0.1% (0.1% of Total Investments)
48,404 (c) Avaya Inc $ 266,222
223,115 (c) Avaya Inc 1,227,132
573 (c),(d) BLOOM PARENT INC 572,645
TOTAL SOFTWARE & SERVICES 2,065,999
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.0% of Total Investments)
45,085 (c) Windstream Services PE LLC 811,530
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 811,530
TELECOMMUNICATION SERVICES - 0.1% (0.1% of Total Investments)
46,534 (c) Windstream Services PE LLC 837,612
TOTAL TELECOMMUNICATION SERVICES 837,612
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (c) ACBL HLDG CORP 104,332
TOTAL TRANSPORTATION 104,332
TOTAL COMMON STOCKS
(Cost $57,368,321) 19,299,503
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
219489692 CORPORATE BONDS - 15 .7% ( 9 .8 % of Total Investments) 219489692
AUTOMOBILES & COMPONENTS - 0.1% (0.1% of Total Investments)
$ 2,000,000 (b) Dornoch Debt Merger Sub Inc 6 .625% 10/15/29 1,382,155
TOTAL AUTOMOBILES & COMPONENTS 1,382,155
CAPITAL GOODS - 0.4% (0.3% of Total Investments)
2,000,000 (b) Camelot Return Merger Sub Inc 8 .750 08/01/28 1,734,424
4,537,000 TransDigm Inc 4 .625 01/15/29 4,363,831
TOTAL CAPITAL GOODS 6,098,255
COMMERCIAL & PROFESSIONAL SERVICES - 1.0% (0.6% of Total Investments)
3,000,000 (b) Boost Newco Borrower LLC 7 .500 01/15/31 3,165,768
2,160,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 2,157,848
4,650,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 4,646,169
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 4,530,476
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,500,261
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (0.3% of Total
Investments)
1,500,000 (b) Carvana Co, (cash 9.000%, PIK 13.000%) 9 .000 06/01/30 1,588,266
6,055,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 2,080,924
1,812,000 (b) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,731,823
900,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 927,166
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,328,179
CONSUMER SERVICES - 0.8% (0.5% of Total Investments)
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 9,337,843
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,689,145
TOTAL CONSUMER SERVICES 11,026,988
ENERGY - 0.7% (0.5% of Total Investments)
519,024 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 441,430
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,099,833
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 1,740,821
1,799,000 (b) MEG Energy Corp 5 .875 02/01/29 1,735,641
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 5,293,802
TOTAL ENERGY 10,311,527
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (0.5% of Total Investments)
9,750,000 American Tower Corp 2 .950 01/15/51 6,061,336
5,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 4,574,150
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,635,486
HEALTH CARE EQUIPMENT & SERVICES - 2.0% (1.3% of Total Investments)
7,000,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 7,227,556
3,025,000 (b) Mozart Debt Merger Sub Inc 3 .875 04/01/29 2,821,778
5,286,929 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 5,172,996
8,880,745 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 9,524,599

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,765,000 Tenet Healthcare Corp 6 .125% 10/01/28 $ 3,755,996
TOTAL HEALTH CARE EQUIPMENT & SERVICES 28,502,925
INSURANCE - 0.2% (0.1% of Total Investments)
935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 902,197
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 1,838,140
TOTAL INSURANCE 2,740,337
MATERIALS - 0.1% (0.0% of Total Investments)
1,000,000 Ball Corp 6 .000 06/15/29 1,020,397
TOTAL MATERIALS 1,020,397
MEDIA & ENTERTAINMENT - 2.3% (1.4% of Total Investments)
750,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 603,832
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 8,722,282
4,725,000 (b) CSC Holdings LLC 5 .500 04/15/27 4,390,375
2,000,000 (b) CSC Holdings LLC 5 .375 02/01/28 1,747,774
18,647 (b) iHeartCommunications Inc 9 .125 05/01/29 14,399
5,882,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 5,762,056
3,000,000 (b) Sinclair Television Group Inc 8 .125 02/15/33 2,969,580
8,994,000 (b) VZ Secured Financing BV 5 .000 01/15/32 7,848,578
TOTAL MEDIA & ENTERTAINMENT 32,058,876
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2% (0.1% of Total
Investments)
2,650,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 2,224,280
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,224,280
SOFTWARE & SERVICES - 0.4% (0.3% of Total Investments)
2,000,000 (b) Condor Merger Sub Inc 7 .375 02/15/30 1,727,574
1,000,000 (b) Open Text Holdings Inc 4 .125 12/01/31 894,308
5,518,515 (b) Rackspace Finance LLC 3 .500 05/15/28 1,964,441
1,000,000 (b) Rocket Software Inc 9 .000 11/28/28 1,030,342
TOTAL SOFTWARE & SERVICES 5,616,665
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4% (0.3% of Total Investments)
2,301,000 (b) CommScope LLC 4 .750 09/01/29 2,030,923
4,750,000 (b) CommScope Technologies LLC 5 .000 03/15/27 4,133,548
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,164,471
TELECOMMUNICATION SERVICES - 4.6% (2.8% of Total Investments)
9,216,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 9,205,577
2,000,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 1,979,358
2,250,000 Frontier Communications Holdings LLC 5 .875 11/01/29 2,251,127
3,022,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 3,032,710
4,990,000 (b) Level 3 Financing Inc 10 .500 05/15/30 5,394,536
2,000,000 (b) Level 3 Financing Inc 10 .500 04/15/29 2,214,469
10,000,000 (b) Level 3 Financing Inc 4 .000 04/15/31 7,802,400
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 997,500
8,160,000 (b) Vmed O2 UK Financing I PLC 4 .750 07/15/31 7,171,639
7,820,000 (b) Vmed O2 UK Financing I PLC 4 .250 01/31/31 6,822,546
18,196,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 16,758,354
TOTAL TELECOMMUNICATION SERVICES 63,630,216
TRANSPORTATION - 0.5% (0.3% of Total Investments)
3,000,000 (b) Brightline East LLC 11 .000 01/31/30 2,445,000
3,025,000 Delta Air Lines Inc 3 .750 10/28/29 2,807,573
2,377,000 (b) United Airlines Inc 4 .625 04/15/29 2,232,737
TOTAL TRANSPORTATION 7,485,310
UTILITIES - 0.7% (0.4% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,968,262
1 Pacific Gas and Electric Co 4 .500 07/01/40 1
6,028,000 PG&E Corp 5 .000 07/01/28 5,879,794
950,000 PG&E Corp 5 .250 07/01/30 915,307
TOTAL UTILITIES 9,763,364
TOTAL CORPORATE BONDS
(Cost $218,182,412) 219,489,692

Portfolio of Investments April 30, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1900096051 VARIABLE RATE SENIOR LOAN INTERESTS - 136 .1% ( 84 .7 % of Total Investments) 1900096051
AUTOMOBILES & COMPONENTS - 1.1% (0.7% of Total Investments)
$ 1,037,864 (a) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6 .572% 01/29/31 $ 1,017,325
3,303,421 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .822 05/06/30 3,247,676
4,624,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7 .072 01/28/32 4,541,161
6,401,288 (a),(e) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 8 .186 10/04/28 5,926,792
TOTAL AUTOMOBILES & COMPONENTS 14,732,954
CAPITAL GOODS - 10.1% (6.3% of Total Investments)
2,012,027 (a) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .811 05/17/28 1,368,742
206,731 (a),(f) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 205,051
2,480,769 (a) Air Comm Corporation, LLC, Term Loan, (TSFR1M + 3.000%) 7 .321 12/11/31 2,460,613
6,454,670 (a) Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .436 07/23/29 6,475,647
5,186,552 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.750%) 9 .033 11/03/31 5,180,069
2,611,875 (a) Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/18/29 2,608,610
1,810,900 (a) Barentz International B.V., Term Loan B, (TSFR3M + 3.250%) 7 .649 03/28/31 1,792,791
3,636,000 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7 .320 01/27/32 3,587,823
2,298,032 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .935 08/28/28 2,300,491
12,692,230 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7 .672 11/03/28 12,560,612
2,124,697 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .788 03/18/30 2,120,055
1,206,873 (a) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .186 05/17/28 639,643
3,973,551 (a) Core & Main LP, Term Loan B, (TSFR6M + 2.000%) 6 .270 07/27/28 3,978,518
2,760,867 (a),(e) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .672 04/12/28 2,425,339
3,878,510 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6 .072 06/04/31 3,852,155
1,881,000 (a) INNIO Group Holding GmbH, First Lien Term Loan B, (TSFR3M
+ 2.500%)
6 .768 11/06/28 1,879,834
1,443,966 (a),(f) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 1,424,761
15,306,035 (a) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
7 .047 02/26/32 15,102,464
6,255,860 (a) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .762 06/21/28 6,207,784
4,278,512 (a),(e) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 09/26/31 4,251,772
1,052,025 (a) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%) 7 .322 03/28/31 1,037,738
382,000 (a) Minimax Viking GmbH, Term Loan B, (TSFR1M + 2.250%) 6 .572 03/17/32 381,045
425,016 (a),(g) Oregon Tool Lux LP, (TBD) TBD TBD 426,478
6,581,000 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .572 01/31/32 6,460,206
7,873,480 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .572 04/14/31 7,737,702
3,635,000 (a),(g) QXO Inc, (TBD) TBD TBD 3,635,654
5,731,900 (a),(e) Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%) 8 .724 02/15/29 5,622,392
13,537,277 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 3.000%) 7 .237 04/30/30 13,500,929
3,077,535 (a) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .799 01/20/32 3,049,806
11,115,108 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .799 02/28/31 11,018,351
4,059,928 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .049 03/22/30 4,056,295
4,122,503 (a) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .186 11/20/28 4,000,126
TOTAL CAPITAL GOODS 141,349,496
COMMERCIAL & PROFESSIONAL SERVICES - 7.8% (4.9% of Total Investments)
19,088,374 (a),(e) Allied Universal Holdco LLC, Incremental Term Loan B, (TSFR1M
+ 3.750%)
8 .172 05/15/28 19,092,001
6,069,787 (a) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .572 09/29/31 6,006,267
4,579,412 (a) Anticimex International AB, Term Loan B1, (SOFR90A + 3.150%) 7 .490 11/16/28 4,556,515
1,861,875 (a) Anticimex International AB, Term Loan B6, (SOFR90A + 3.400%) 7 .740 11/16/28 1,860,125
598,448 (a),(f) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .750 11/03/31 597,700
1,772,861 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M +
3.000%)
7 .306 09/29/28 1,770,148
3,808,587 (a) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .936 06/02/28 3,766,540
5,970,692 (a) Creative Artists Agency, LLC , First Lien Term Loan B, (TSFR1M +
2.750%)
7 .072 10/01/31 5,950,959
1,436,166 (a) Dayforce, Inc., Term Loan B, (TSFR3M + 2.000%) 6 .280 03/03/31 1,437,961
7,406,745 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M +
2.250%)
6 .570 01/18/29 7,392,857
1,796,391 (a) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .280 08/01/29 1,797,128

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 3,740,625 (a) First Advantage Holdings, LLC, Term Loan B, (TSFR1M +
3.250%)
7 .572% 10/31/31 $ 3,719,584
4,928,392 (a) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .292 02/01/29 4,893,894
3,300,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .819 03/03/32 3,262,875
1,688,750 (a) Herman Miller, Inc, Term Loan B, (TSFR1M + 2.000%) 6 .436 07/19/28 1,657,508
1,000,000 (a),(g) LABL, Inc., First Lien Term Loan, (TBD) TBD TBD 866,150
4,265,132 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 7 .033 07/25/30 4,253,574
7,280,013 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
6 .319 10/15/30 7,258,937
4,155,680 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 6 .579 11/30/28 4,144,418
320,098 (a) Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%) 6 .579 11/30/28 319,231
4,127,371 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .530 04/12/27 2,996,223
1,145,000 (a) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8 .186 03/27/28 1,145,000
17,627,509 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .186 03/27/28 17,433,959
2,666,600 (a) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 06/24/31 2,666,600
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 108,846,154
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7% (2.9% of Total
Investments)
825,000 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .188 11/08/27 823,280
4,012,835 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .052 10/16/31 4,008,381
8,983,442 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .780 11/08/32 8,947,283
303,608 (a) Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .436 12/18/28 302,659
1,700,630 (a) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .299 06/17/31 1,690,001
2,577,050 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .820 06/09/31 2,560,132
2,106,115 (a),(e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8 .179 06/06/31 1,999,936
3,081,683 (a) LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .172 12/20/27 3,046,182
2,430,208 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .817 04/23/31 2,415,784
2,462,904 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .822 03/27/31 2,449,445
4,561,000 (a),(e) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7 .811 03/06/28 3,993,292
21,862,589 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .172 02/14/28 21,612,043
4,440,003 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .936 10/20/28 4,133,088
6,122,047 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .822 01/30/31 6,047,235
1,822,432 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .575 10/31/29 1,780,945
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 65,809,686
CONSUMER DURABLES & APPAREL - 3.8% (2.4% of Total Investments)
6,374,416 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .572 12/21/28 6,268,059
16,888,154 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7 .319 07/31/28 16,715,219
1,539,111 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .936 05/30/28 1,535,587
1,000,000 (a) Hunter Douglas Inc., Term Loan B, (TSFR3M + 3.250%) 7 .549 01/20/32 977,710
107,759 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .914 06/29/28 98,852
1,932,302 (a) SRAM, LLC , Term Loan B, (TSFR1M + 2.250%) 6 .570 02/27/32 1,879,164
3,366,563 (a) Tempur Sealy International Inc., Term Loan B, (SOFR30A +
2.500%)
6 .780 10/24/31 3,364,038
3,691,200 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
3.000%)
7 .322 03/18/30 3,486,652
5,600,000 (a) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%) 7 .819 08/26/31 5,517,764
260,982 (a) Weber-Stephen Products LLC, Incremental Term Loan B,
(TSFR1M + 4.250%)
8 .672 10/29/27 244,562
11,115,289 (a),(e) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .686 10/29/27 10,469,213
2,290,000 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 9 .072 02/20/32 2,206,988
TOTAL CONSUMER DURABLES & APPAREL 52,763,808

Portfolio of Investments April 30, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 15.9% (9.9% of Total Investments)
$ 29,901,909 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M +
1.750%)
6 .072% 09/23/30 $ 29,665,983
863,917 (a) 24 Hour Fitness Worldwide, Inc., Exit Delayed Draw Term Loan,
(CME Term SOFR 3 Month + 14.000%)
18 .568 09/29/26 355,649
1,639,707 (a) 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
5.000%), (cash 9.590%, PIK 5.000%)
9 .561 12/29/25 617,620
1,493,741 (a) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6 .230 06/11/31 1,476,309
4,314,116 (a) Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%) 7 .072 08/17/28 4,319,509
1,073,687 (a) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7 .322 05/31/30 1,076,372
9,782,600 (a) Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%) 6 .563 02/06/30 9,670,100
3,960,000 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR3M + 2.250%) 6 .563 02/06/31 3,905,550
2,545,474 (a) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6 .329 08/09/27 2,551,851
3,053,784 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .329 10/18/28 3,050,928
2,385,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
9 .053 03/29/32 2,375,066
6,626,299 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
6 .072 03/17/28 6,601,451
4,173,541 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 7 .060 05/24/30 4,174,418
15,134,563 (a) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .561 09/18/26 15,172,399
11,276,738 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 5.250%) 9 .569 12/02/31 11,201,014
4,176,336 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .299 09/19/31 4,165,916
2,088,164 (a),(g) Delta 2 Lux Sarl, (TBD) TBD TBD 2,082,954
12,157,604 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%) 7 .822 01/29/29 11,872,690
23,823,438 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 23,518,259
2,896,487 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6 .783 07/28/31 2,873,156
5,762,999 (a) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7 .053 10/31/29 5,767,783
10,242,367 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .077 11/08/30 10,223,419
2,167,627 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
6 .322 08/02/28 2,132,576
18,264,783 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .822 12/15/27 18,152,090
10,763,967 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .570 04/16/29 10,768,488
3,360,656 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .799 11/30/29 3,184,927
3,000,814 (a) PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6 .322 07/21/31 2,980,979
2,533,849 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .822 05/03/29 2,529,262
6,496,156 (a) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .299 03/24/31 6,486,412
7,275,574 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .285 04/04/29 7,221,007
4,402,243 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
6 .322 12/04/31 4,358,220
2,208,313 (a) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .322 05/01/31 2,194,511
6,729,938 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .562 03/06/28 5,534,869
TOTAL CONSUMER SERVICES 222,261,737
ENERGY - 2.9% (1.8% of Total Investments)
3,587,416 (a) BCP Renaissance Parent LLC, Term Loan B3, (TSFR3M + 3.000%) 7 .299 10/31/28 3,586,071
1,977,381 (a) EG Group Limited, Term Loan B, (TSFR3M + 4.250%) 8 .563 02/07/28 1,980,910
2,119,687 (a) Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .256 10/15/31 2,120,069
14,049,325 (a),(e) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .531 11/16/26 13,972,545
6,022,085 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7 .522 12/21/28 5,949,820
4,307,441 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .573 10/05/28 4,274,468
3,966,750 (a) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 3.250%)
7 .572 11/17/28 3,967,464
4,833,844 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
3.000%)
7 .280 02/16/28 4,827,801

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 4 (a) Whitewater Whistler Holdings, LLC, Refinancing Term Loan,
(TSFR3M + 1.750%)
6 .049% 02/15/30 $ 4
TOTAL ENERGY 40,679,152
FINANCIAL SERVICES - 1.0% (0.6% of Total Investments)
1,570,835 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .322 08/02/28 1,564,945
2,391,355 (a) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.250%) 8 .570 12/15/28 2,397,930
2,000,000 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M +
3.250%)
7 .542 01/27/32 1,984,380
4,526,994 (a),(d),(h) Ditech Holding Corporation, Term Loan 0 .000 06/30/26 453
497,503 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
7 .322 03/24/31 493,772
1,333,333 (a) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.750%) 8 .030 04/16/29 1,337,500
1,915,549 (a) Orion Advisor Solutions, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .030 10/09/30 1,915,558
3,746,234 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 6 .072 04/03/28 3,716,976
TOTAL FINANCIAL SERVICES 13,411,514
FOOD, BEVERAGE & TOBACCO - 2.9% (1.8% of Total Investments)
6,334,911 (a) 8th Avenue Food & Provisions, Inc., First Lien Term Loan,
(TSFR1M + 3.750%)
8 .186 10/01/25 6,018,166
295,408 (a) 8th Avenue Food & Provisions, Inc., Incremental Term Loan,
(TSFR1M + 4.750%)
9 .186 10/01/25 277,684
4,229,368 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .436 12/08/28 4,229,368
1,257,928 (a) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .506 04/05/28 484,302
3,291,752 (a) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .018 04/05/28 1,300,242
327,377 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 9.000%)
13 .580 01/03/26 302,824
7,081,614 (a) Fiesta Purchaser, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .572 02/12/31 7,032,184
2,173,529 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%) 6 .237 09/30/31 2,160,944
6,295,552 (a) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7 .573 07/12/29 6,291,617
129,310 (a),(f) Sauer Brands Inc, Delayed Draw Term Loan 0 .000 02/19/32 129,007
1,370,690 (a) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%) 7 .572 02/19/32 1,367,476
2,501,125 (a) Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 6 .684 07/23/29 2,499,049
8,458,551 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .549 03/31/28 8,404,627
TOTAL FOOD, BEVERAGE & TOBACCO 40,497,490
HEALTH CARE EQUIPMENT & SERVICES - 15.2% (9.4% of Total Investments)
3,900,625 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .072 12/23/27 3,855,124
6,263,195 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .072 08/24/28 6,269,051
26,482,097 (a) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .670 05/10/27 26,215,687
1,311,713 (a) Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M
+ 2.000%)
6 .322 07/28/31 1,303,514
2,332,667 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .049 06/25/29 2,329,016
4,576,900 (a) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
TSFR6M + 2.958%), (cash 5.227%, PIK 3.610%)
4 .014 11/30/28 3,556,640
7,623,824 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .399 10/01/27 7,112,799
13,886,900 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M +
5.500%)
9 .822 10/02/28 13,889,747
2,073,840 (a) Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .822 08/04/31 2,076,951
8,170,535 (a) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8 .320 12/18/28 7,897,353
32,950,372 (a),(e) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .572 10/23/28 32,766,674
6,938,735 (a) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .160 03/02/28 6,636,622
154,648 (a) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
8 .149 03/02/28 147,915
4,740,313 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR1M + 4.750%) 9 .186 02/28/28 4,738,843
5,845,000 (a),(g) OPAL US LLC, (TBD) TBD TBD 5,804,845
1,237,500 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .074 03/17/31 1,228,318
23,044,889 (a) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6 .822 11/15/28 22,942,685

Portfolio of Investments April 30, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 13,618,415 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .822% 02/21/31 $ 13,545,557
1,250,000 (a) Radiology Partners Inc, Extended Term Loan B, (TSFR3M +
2.500%), (cash 8.090%, PIK 1.500%)
4 .795 01/31/29 1,212,344
1,980,050 (a) Resonetics, LLC, Term Loan B, (TSFR3M + 3.250%) 7 .545 06/18/31 1,966,160
2,641,795 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .322 12/03/31 2,640,976
411,001 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 10.061%, PIK 1.000%)
5 .530 06/28/28 426,670
6,279,199 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.090%, PIK 1.500%)
4 .780 06/28/28 5,714,071
2,209,000 (a),(g) Star Parent, Inc., Term Loan B, (TBD) TBD TBD 2,141,360
21,377,230 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .070 12/19/30 21,343,882
7,691,890 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .530 03/02/27 7,506,362
2,319,002 (a) US Radiology Specialists, Inc., Term Loan B, (TSFR3M + 4.750%) 9 .049 12/15/27 2,322,632
3,976,434 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .322 10/29/31 3,981,822
62,225 (a),(d) Vyaire Medical, Inc., PIK Roll Up Term Loan 0 .000 06/14/25 6
1,403,005 (a),(d),(h) Vyaire Medical, Inc., Term Loan B 0 .000 04/16/25 140
TOTAL HEALTH CARE EQUIPMENT & SERVICES 211,573,766
HOUSEHOLD & PERSONAL PRODUCTS - 0.1% (0.1% of Total Investments)
2,000,000 (a),(g) VC GB Holdings I Corp., First Lien Term Loan, (TBD) TBD TBD 1,914,070
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,914,070
INSURANCE - 10.8% (6.7% of Total Investments)
13,229,008 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7 .322 11/06/30 13,105,053
17,436,070 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7 .073 09/19/31 17,335,289
3,067,312 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .572 01/30/32 3,055,580
9,147,712 (a) AssuredPartners, Inc., Incremental Term Loan B5, (TSFR1M +
3.500%)
7 .822 02/14/31 9,158,689
4,455,000 (a),(g) Asurion LLC, 2nd Lien Term Loan B3, (TBD) TBD TBD 4,175,761
253,191 (a) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .672 08/21/28 246,093
14,832,030 (a) Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .686 12/23/26 14,736,956
2,868,333 (a) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .686 07/30/27 2,810,579
21,914,929 (a),(e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .322 06/16/31 21,839,213
3,030,500 (a) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 10/15/30 3,030,500
22,993,242 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6 .769 06/20/30 22,872,298
1,584,155 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .572 09/15/31 1,580,693
8,671,668 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
7 .313 07/31/31 8,641,187
11,954,718 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 7 .049 05/06/31 11,840,191
5,196,270 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .549 09/27/30 5,170,289
10,836,239 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .549 11/23/29 10,783,033
TOTAL INSURANCE 150,381,404
MATERIALS - 6.9% (4.3% of Total Investments)
2,693,098 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 08/19/30 2,661,454
3,930,630 (a),(e) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7 .811 06/09/31 3,908,245
3,566,688 (a) Charter NEX US, Inc., Term Loan B1, (TSFR1M + 2.750%) 7 .071 12/02/30 3,560,446
222,302 (a),(f) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(N/A + TSFR3M + 1.625%)
3 .740 03/29/32 220,775
7,783,125 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .497 04/13/29 7,738,878
12,715,698 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR3M +
3.250%)
7 .492 03/29/32 12,628,341
4,103,000 (a) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .311 12/29/27 3,505,501
8,529,322 (a) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
8 .022 10/04/29 8,495,204
983,644 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
6 .280 06/12/31 969,504
2,475,000 (a) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .803 04/02/32 2,428,594
3,981,681 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B,
(TSFR1M + 4.250%)
8 .672 03/29/29 3,424,246
776,524 (a) INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .172 03/01/30 660,045

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 1,552,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .572% 10/07/31 $ 1,311,440
801,030 (a),(e) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M +
3.000%)
7 .322 02/07/31 743,288
2,706,058 (a) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .572 02/19/30 2,539,636
4,318,890 (a) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .227 02/09/26 3,907,515
280,000 (a) Knife River HoldCo, Term Loan, (TSFR3M + 2.000%) 6 .292 03/08/32 280,350
2,919,639 (a) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .324 07/03/28 2,678,769
7,978,980 (a) Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%) 7 .553 04/03/28 7,939,085
641,904 (a) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7 .554 04/03/28 638,694
681,221 (a) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8 .186 08/03/26 637,552
5,236,519 (a) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8 .290 09/15/28 5,167,135
3,885,750 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .072 04/21/31 3,868,750
12,896,617 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .686 03/03/28 12,737,924
392,308 (a),(f) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 392,143
3,798,173 (a) USALCO, LLC, Term Loan B, (TSFR3M + 4.000%) 8 .299 09/30/31 3,796,578
TOTAL MATERIALS 96,840,092
MEDIA & ENTERTAINMENT - 6.2% (3.8% of Total Investments)
4,001,528 (a) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .789 10/28/27 3,541,552
14,091,615 (a),(e) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .320 01/04/29 13,912,581
2,887,499 (a) Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .436 05/03/28 2,831,554
3,241,546 (a) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7 .826 03/24/31 3,231,967
853,561 (a) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.500%) 7 .780 10/30/30 851,965
1,317,524 (a) Checkout Holding Corp., Exit Term Loan, (TSFR3M + 9.500%) 13 .769 05/24/30 1,271,410
14,291,052 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .436 08/23/28 13,901,621
4,113,418 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .899 06/18/29 3,896,826
8,979,771 (a),(e) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 9 .000 04/15/27 8,664,896
9,497,174 (a) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .822 01/18/28 9,265,015
1,743,987 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .541 08/02/27 1,746,245
3,714,880 (a) Dotdash Meredith Inc, Term Loan, (TSFR1M + 3.500%) 7 .824 12/01/28 3,612,721
4,455,031 (a) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .572 08/06/31 4,449,864
1,181,950 (a) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .938 06/02/28 1,175,485
1,417,606 (a) Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .936 09/18/26 1,419,598
2,117,445 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7 .319 02/10/31 2,109,240
2,089,978 (a) Project Ruby Ultimate Parent Corp., Term Loan B, (TSFR1M +
3.000%)
7 .436 03/10/28 2,085,129
1,540,578 (a) Red Ventures, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 03/04/30 1,498,983
2,568,046 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR3M +
2.500%)
6 .793 02/17/32 2,558,416
3,700,000 (a) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7 .686 01/31/29 3,653,953
513,000 (a) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .373 03/31/31 499,649
TOTAL MEDIA & ENTERTAINMENT 86,178,670
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8% (1.1% of Total
Investments)
3,277,731 (a) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 5.500%) 9 .822 05/04/28 3,290,235
1,745,385 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M +
1.750%)
6 .174 08/02/27 1,737,749
14,008,854 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .572 05/05/28 13,978,805
4,577,742 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .570 05/19/31 4,394,632
1,608,803 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .322 04/20/29 1,608,136
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 25,009,557

Portfolio of Investments April 30, 2025
(continued)
JFR

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4% (0.8% of Total Investments)
$ 4,718,159 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7 .072% 01/31/30 $ 4,703,415
3,768,438 (a) Cushman & Wakefield U.S. Borrower, LLC, Tranche 2 Incremental
Term Loan, (TSFR1M + 3.250%)
7 .572 01/31/30 3,774,731
10,898,000 (a),(e) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .936 12/08/25 10,515,044
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,993,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.1% of Total
Investments)
3,000,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .315 11/13/31 2,987,115
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,987,115
SOFTWARE & SERVICES - 25.6% (16.0% of Total Investments)
3,960,973 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.000%) 7 .299 02/03/31 3,940,554
1,421,533 (a) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7 .780 05/08/28 1,424,646
2,457,000 (a),(g) Asurion LLC, Term Loan B4, Second Lien, (TBD) TBD TBD 2,263,511
4,950,000 (a) Avalara, Inc, Term Loan B, (TSFR3M + 3.250%) 7 .553 03/29/32 4,929,903
10,114,888 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.822%,
PIK 7.500%)
5 .911 08/01/28 7,938,063
3,989,926 (a) Axalta Coating Systems U.S. Holdings, Inc., Term Loan B,
(TSFR3M + 1.750%)
6 .049 12/20/29 3,994,495
4,125,000 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.500%) 7 .822 11/25/31 4,118,132
17,618,842 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 01/31/31 17,604,131
20,457,475 (a) Boxer Parent Company Inc., Term Loan B, (TSFR1M + 3.000%) 7 .322 07/30/31 20,084,331
5,676,356 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .072 01/31/31 5,612,497
847,761 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 6 .322 01/23/32 847,761
995,000 (a),(g) Cloud Software Group Inc, (TBD) TBD TBD 985,050
3,875,000 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
7 .077 03/29/32 3,799,108
13,672,871 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7 .074 05/01/31 13,425,050
8,250,000 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .458 10/09/31 8,211,637
1,615,881 (a) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 8 .549 06/26/31 1,559,325
2,438,446 (a) DTI Holdco, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .322 04/26/29 2,403,783
22,551,307 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .072 05/30/31 22,471,926
2,555,000 (a) FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%) 9 .291 11/05/31 2,133,425
3,155,145 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .072 06/27/31 3,095,986
9,372,625 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .072 09/12/29 9,307,532
15,220,852 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .822 01/30/32 15,038,507
12,464,500 (a) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .572 10/30/28 12,464,500
3,882,000 (a),(e) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7 .563 12/08/31 3,874,120
6,125,000 (a) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7 .572 03/22/32 6,089,996
3,179,045 (a) Marcel LUX IV SARL, Term Loan B7, (SOFR30A + 3.500%) 7 .830 11/13/30 3,183,019
14,869,077 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7 .319 03/01/29 14,017,227
14,407,121 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .572 06/17/31 14,238,054
8,894,770 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6 .072 01/31/30 8,879,204
2,520,950 (a) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9 .072 03/24/31 2,382,298
2,319,187 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .549 11/03/31 2,318,469
3,818,000 (a),(g) Polaris Newco LLC, Term Loan B, (TBD) TBD TBD 3,690,937
7,627,670 (a) Press Ganey Holdings, Inc., First Lien Term Loan B, (TSFR1M +
3.250%)
7 .572 04/30/31 7,591,667
748,120 (a),(g) Project Alpha Intermediate Holding, Inc., First Lien Term Loan B,
(TBD)
TBD TBD 745,992
9,310,883 (a) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .322 08/31/28 9,266,097
5,799,617 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10 .685 05/15/28 5,773,055
12,872,687 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7 .185 05/15/28 5,313,202
6,889,726 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .572 11/28/28 6,852,383
9,659,553 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .322 10/29/29 9,633,666
2,640,674 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .322 05/09/31 2,640,740
3,500,000 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .030 10/03/31 3,465,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 3,040,455 (a) Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .299% 05/13/27 $ 2,912,817
4,348,729 (a) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6 .072 08/31/28 4,320,527
14,856,352 (a),(e) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10 .949 10/29/29 14,423,661
24,899,787 (a) UKG Inc., Term Loan B, (TSFR1M + 3.000%) 7 .320 02/10/31 24,843,264
4,157,573 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .541 04/24/28 3,876,936
2,716,367 (a) VS Buyer, LLC, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .019 04/14/31 2,707,892
1,872,927 (a) World Wide Technology Holding Co. LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .579 03/01/30 1,868,244
5,010,000 (e) X Corp 9 .500 10/29/29 4,894,144
14,002,560 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .072 09/28/29 13,707,946
7,152,147 (a) ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 6 .072 02/28/30 7,003,168
TOTAL SOFTWARE & SERVICES 358,167,578
TECHNOLOGY HARDWARE & EQUIPMENT - 5.0% (3.1% of Total Investments)
36,260,869 (a),(e) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9 .572 12/17/29 35,682,871
475,000 (a) Delta TopCo, Inc., 2nd Lien Term Loan, (TSFR3M + 5.250%) 9 .569 12/02/30 470,250
15,302,298 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .069 12/03/29 15,213,085
3,459,147 (a) II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .322 07/02/29 3,427,443
2,522,231 (a) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .053 09/22/31 2,524,602
6,990,173 (a),(h) MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M + 4.500%) 4 .405 12/01/25 52,601
4,060,847 (a),(h) MLN US HoldCo LLC, Second Out Term Loan, (Prime + 6.800%) 0 .000 10/18/27 20,507
2,447,213 (a) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 2.250%) 4 .400 07/03/28 1,352,697
10,206,638 (a) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.500%) 10 .211 08/21/28 9,098,759
491,000 (a),(g) Viasat Inc, Term Loan, (TBD) TBD TBD 462,016
2,135,000 (a),(e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .943 05/30/30 1,954,710
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 70,259,541
TELECOMMUNICATION SERVICES - 8.3% (5.2% of Total Investments)
7,446,778 (a) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10 .188 02/02/26 6,539,202
11,742,649 (a) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10 .500 08/14/26 10,313,334
4,704,376 (a),(e) Altice France S.A., Term Loan B14, (TSFR3M + 5.500%) 9 .756 08/31/28 4,253,932
7,036,067 (a) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%) 7 .072 11/24/28 7,004,405
1,227,000 (a),(g) Connect Finco Sarl, Term Loan B, (TBD) TBD TBD 1,105,840
876,023 (a),(d) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 4,818
6,988,665 (a) Digicel International Finance Limited, Term Loan, (TSFR3M +
3.750%), (cash 11.791%, PIK 1.500%)
5 .890 05/27/27 6,906,303
7,421,400 (a) Frontier Communications Corp., Term Loan B, (TSFR6M +
2.500%)
6 .792 07/01/31 7,396,687
9,339,000 (a),(g) Level 3 Financing Inc, (TBD) TBD TBD 9,333,163
12,729,097 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .786 04/15/30 12,163,352
7,124,079 (a) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10 .322 06/01/28 7,116,670
2,489,908 (a) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9 .250 07/31/25 2,176,890
32,061,000 (a),(e) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .436 03/09/27 29,916,921
12,234,274 (a) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6 .936 04/28/28 12,063,300
TOTAL TELECOMMUNICATION SERVICES 116,294,817
TRANSPORTATION - 2.4% (1.5% of Total Investments)
509,850 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .323 03/21/31 504,805
895,397 (a) American Airlines, Inc., First Lien Term Loan, (TSFR6M + 1.750%) 5 .984 01/29/27 879,588
4,308,527 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .519 04/20/28 4,226,773
3,318,719 (a) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6 .809 07/01/31 3,289,299
6,336,712 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .822 07/01/31 6,281,678
2,380,510 (a) First Student Bidco Inc, First Lien Term Loan B, (TSFR3M +
2.500%)
6 .799 07/21/28 2,373,630
728,004 (a) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.500%) 6 .799 07/21/28 725,900
3,621,651 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .822 09/23/31 3,585,109
4,405,524 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .022 10/20/27 4,453,258
3,750,000 (a) Stonepeak Nile Parent LLC, Term Loan B, (Prime + 1.750%) 9 .250 04/12/32 3,692,194
2,925,475 (a) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6 .275 02/24/31 2,922,286
TOTAL TRANSPORTATION 32,934,520

Portfolio of Investments April 30, 2025
(continued)
JFR

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.0% (1.3% of Total Investments)
$ 2,625,610 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%) 6 .563% 12/15/27 $ 2,627,868
1,685,000 (a),(g) Cornerstone Generation LLC, (TBD) TBD TBD 1,688,859
669,937 (a) EFS Cogen Holdings I LLC, Term Loan B, (TSFR3M + 3.500%) 7 .799 10/03/31 671,264
2,250,000 (a) Long Ridge Energy LLC, Term Loan B, (TSFR1M + 4.500%) 8 .822 02/19/32 2,134,687
9,137,100 (a) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6 .818 12/15/31 9,123,257
10,296,996 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .818 05/17/30 10,284,125
1,678,631 (a) Thunder Generation Funding LLC, Term Loan B, (TSFR3M +
3.000%)
7 .299 10/03/31 1,679,680
TOTAL UTILITIES 28,209,740
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,937,089,590) 1,900,096,051
SHARES DESCRIPTION VALUE
549305 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 549305
TELECOMMUNICATION SERVICES - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 21
TOTAL TELECOMMUNICATION SERVICES 21
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,411 ACBL HLDG CORP 109,700
6,822 ACBL HLDG CORP 416,142
26,910 (d) American Commercial Barge Line LLC 6,728
47,754 (d) American Commercial Barge Line LLC 16,714
TOTAL TRANSPORTATION 549,284
TOTAL WARRANTS
(Cost $1,169,934) 549,305
TOTAL LONG-TERM INVESTMENTS
(Cost $2,222,853,396) 2,148,676,220
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  6.7%(4.2% of Total Investments)
INVESTMENT COMPANIES - 6.7% (4.2% of Total Investments) –
93,843,340 BlackRock Liquidity Funds T-Fund 4.517(i) 93,843,340
TOTAL INVESTMENT COMPANIES
(Cost $93,843,340) 93,843,340
TOTAL SHORT-TERM INVESTMENTS
(Cost $93,843,340) 93,843,340
TOTAL INVESTMENTS - 160 .6%
(Cost $ 2,316,696,736 ) 2,242,519,560
BORROWINGS - (34.2)% (j),(k) (477,200,000)
TFP SHARES, NET - (20.3)%(l) (283,835,608)
OTHER ASSETS & LIABILITIES, NET -  (6.1)% (85,165,797)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,396,318,155
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $184,099,221 or 8.2% of Total Investments.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Portion of investment purchased on a delayed delivery basis.
(f) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(g) When-issued or delayed delivery security.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(j) Borrowings as a percentage of Total Investments is 21.3%.
(k) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) TFP Shares, Net as a percentage of Total Investments is 12.7%.
JFR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred $ – $ 592,432 $ – $ 592,432
Asset-Backed Securities – 8,649,237 – 8,649,237
Common Stocks 4,316,201 14,387,674 595,628 19,299,503
Corporate Bonds – 219,489,692 – 219,489,692
Variable Rate Senior Loan Interests – 1,900,090,634 5,417 1,900,096,051
Warrants – 525,863 23,442 549,305
Short-Term Investments:
Investment Companies 93,843,340 – – 93,843,340
Total $ 98,159,541 $ 2,143,735,532 $ 624,487 $ 2,242,519,560